Document and Entity Information	Nov. 16, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	CHIMERA INVESTMENT CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33796
Entity Tax Identification Number	26-0630461
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	626-2300
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001409493
Common Stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
8.00% Series A Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE